CHACONIA
                              INCOME & GROWTH FUND



                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998

                      CHACONIA INCOME & GROWTH FUND, INC.
                            SCHEDULE OF INVESTMENTS
                          JUNE 30, 1998 -D (UNAUDITED)


COMMON STOCKS
                                               MARKET
   SHARES                                      VALUE
   ------                                      -----

            COMMON STOCKS (61.93%)
            AEROSPACE & DEFENSE (4.46%)
   11,300   Boeing Co. ...................   $ 503,556
    3,260   Lockheed Martin Corp. ........     345,152
    7,200   Raytheon Co. CI B ............     425,700
                                             ---------
                                             1,274,408
                                             ---------

            AUTOMOTIVE (1.38%)
    6,600   Ford Motor Co. ...............     389,400
                                             ---------

            BANKING (4.73%)
    1,336   Associates First Capital Corp.     102,705
    9,400   Fannie MAE ...................     571,050
    3,700   First Chicago NBD Corp. ......     327,913
    4,300   Suntrust Banks Inc. ..........     349,643
                                             ---------
                                             1,351,311
                                             ---------

            BUSINESS SERVICES (0.19%)
    1,500   Dun and Bradstreet Corp. .....      54,188
                                             ---------

            CAPITAL GOODS (0.51%)
    2,400   Emerson Electric Co. .........     144,900
                                             ---------

                DRUGS & HEALTHCARE (10.51%)
    8,000   Abbott Laboratories ..........     327,000
    6,800   American Home Products Corp. .     351,900
    5,600   Becton Dickinson & Co. .......     434,700
    3,900   Bristol-Meyers Squibb Co. ....     448,256
    6,200   Lilly, Eli & Co. .............     409,587
    3,800   Merck & Co. Inc. .............     508,250
    7,500   Warner-Lambert Co. ...........     520,313
                                             ---------
                                             3,000,006
                                             ---------

            FOODS (2.21%)
   12,400   Archer-Daniels-Midland Co. ...     240,250
    6,950   Heinz H.J. Co. ...............     390,068
                                             ---------
                                               630,318
                                             ---------

            GREETING CARDS (1.18%)
    6,600   American Greetings Corp CI A .     336,188
                                             ---------

            INDUSTRIALS (2.00%)
    4,300   Browning Ferris Inds. Inc. ...     149,425
    4,600   Schering Plough Corp. ........     421,475
                                             ---------
                                               570,900
                                             ---------
            INSURANCE (4.87%)
    4,300   The Chubb Corp. ..............     345,612
    1,800   General RE Corp. .............     456,300
   10,575   Old Republic International
               Corp.                           309,980
    6,100   Safeco Corp. .................     277,168
                                             ---------
                                             1,389,060
                                             ---------

            MUTUAL FUNDS (0.89%)
  138,813   Trinidad & Tobago Unit Trust
               Corp./
            First Unit Scheme ............     257,011
                                             ---------

            PAPER PRODUCTS (1.11%)
    6,900   Kimberly Clark Corp. .........     316,538
                                             ---------

            PETROLEUM (5.01%)
    9,600   Amoco Corp. ..................     399,600
    6,700   Exxon Corp. ..................     477,793
    7,200   Shell Transportation and
            Trading Co. ADR ..............     305,100
    8,200   YPF S.A. Sponsored ADR* ......     246,513
                                             ---------
                                             1,429,006
                                             ---------

            RAILROADS (0.64%)
    6,100   Norfolk Southern Corp. .......     181,856
                                             ---------

            RETAIL (2.51%)
    5,000   The Gap Inc. .................     308,125
    21,200  Kmart Corp.* .................     408,100
                                             ---------
                                               716,225
                                             ---------

            TECHNOLOGY (10.17%)
    7,000   Cisco Systems Inc.*...........     644,438
   16,000   Compaq Computer Corp..........     454,000
    7,000   Computer Assoc. International
               Inc.                            388,938
    7,000   Electronic Data Systems Corp.      280,000
    7,800   Hewlett Packard Co.  .........     467,025
    6,000   Intel Corp. ..................     444,750
    4,300   Motorola Inc. ................     226,019
                                             ---------
                                             2,905,170
                                             ---------



      SEE NOTES TO FINANCIAL STATEMENTS.       Page 1

                      CHACONIA INCOME & GROWTH FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          JUNE 30, 1998 -- (UNAUDITED)


COMMON STOCKS (CONTINUED)
                                                                       MARKET
   SHARES                                                              VALUE
   ------                                                              -----
            TOYS (1.62%)
   10,900   Mattel Inc. ........................................     $   461,206

            UTILITIES (7.96%)
   10,300   Century Telephone Enterprise Inc. ..................         472,513
    6,900   Cinergy Corp.  .....................................         241,500
    8,200   GPU Inc. ...........................................         310,063
    7,200   Southern Co.  ......................................         199,350
    5,000   Telefonos De Mexico S A ADR.........................         240,313
   16,700   Worldcom Inc.*......................................         808,906
                                                                     -----------
                                                                       2,272,645
                                                                     -----------

            TOTAL COMMON STOCKS
            (Cost $13,781,605)                                        17,680,336
                                                                     -----------

BONDS

PRINCIPAL                                                             MARKET
AMOUNT                                                                 VALUE
------                                                                 -----

            BONDS (32.44%)
            U.S. Government Securities (25.65%)
$ 100,000   U.S. Treasury Note 8.875%, due 02/15/99.............         102,063
  350,000   U.S. Treasury Note 8.875%, due 08/31/99.............         355,359
  500,000   U.S. Treasury Note 7.875%, due 11/15/99.............         515,313
  200,000   U.S. Treasury Note 6.25%, due 05/31/00..............         202,688
  400,000   U.S. Treasury Note 6.625%, due 03/31/02.............         414,375
  500,000   U.S. Treasury Note 6.375%, due 08/15/02.............         515,313
  300,000   U.S. Treasury Note 5.875%, due 02/15/04.............         305,718
  400,000   U.S. Treasury Note 7.25%, due 05/15/04..............         434,125
  250,000   U.S. Treasury Note 6.50%, due 08/15/05..............         263,985
  650,000   U.S. Treasury Note 6.50%, due 10/15/06..............         690,625
  400,000   U.S. Treasury Bond 9.375%, due 02/15/06.............         494,250
  800,000   U.S. Treasury Bond 6.625%, due 05/15/07.............         860,001
  150,000   U.S. Treasury Bond 10.625%, due 08/15/15............         230,672
  350,000   U.S. Treasury Bond 8.875%, due 08/15/17.............         477,422
  150,000   U.S. Treasury Bond 7.875%, due 02/15/21.............         190,406
  100,000   U.S. Treasury Bond 8.125%, due 05/15/21.............         130,250
  200,000   U.S. Treasury Bond 7.25%, due 08/15/25..............         239,438
  150,000   U.S. Treasury Bond 6.875%, due 08/15/25.............         173,813
  700,000   U.S. Treasury Bond 6.00%, due 02/15/26 .............         728,438
                                                                     -----------
                                                                       7,324,254
                                                                     -----------
            BANKING (0.71%)
  100,000   NationsBank Corp. 6.50%, due 03/15/06...............         101,915
  100,000   Norwest Corp. Med. Term Notes 7.125%, due 04/01/00..         102,066
                                                                     -----------
                                                                         203,981
                                                                     -----------

            MORTGAGE BACK-CMO (3.38%)
   95,468   FHLMC 7.00%, due 02/01/13...........................          97,287
   49,297   FHLMC 8.00%, due 06/01/25...........................          50,992
  124,587   FHLMC 6.00%, DUE 04/01/28...........................         121,599
   84,233   FHLMC G 8.00%, DUE 10/01/10 ........................          86,945
  112,029   FANNIE MAE 6.00%, DUE 02/01/09 .....................         110,908
  123,918   FANNIE MAE 7.00%, due 05/01/28 .....................         125,815
   69,786   GNMA 7.00%, due 09/15/09 ...........................          71,573
   95,936   GNMA 7.00%, due 10/15/23............................          97,555
   77,795   GNMA II 8.00%, due 09/20/24.........................          80,081
  117,772   GNMA 7.50%, due 03/15/26 ...........................         121,122
                                                                     -----------
                                                                       9,638,771
                                                                     -----------



 Page 2                      SEE NOTES TO FINANCIAL STATEMENTS.

                      CHACONIA INCOME & GROWTH FUND, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                          JUNE 30, 1998 -- (UNAUDITED)


BONDS (CONTINUED)

PRINCIPAL                                                               MARKET
 AMOUNT                                                                 VALUE
 ------                                                                 -----

                           COMMERCIAL SERVICES (0.35%)
 $100,000   Central Parking Corp. International Inc.
            6.15%, due 01/15/06.................................      $  100,803
                                                                      ----------

            CONSUMER PRODUCTS (0.18%)
  50,000    Sherwin Williams Co. 6.25%, due 02/01/00............          50,292
                                                                      ----------

            CRUISE LINES (0.35%)
  100,000   Carnival Corp. 6.15%, due 04/15/08..................          99,247
                                                                      ----------

            FINANCIAL SERVICES (0.44%)
  125,000   Ameritech Cap Funding Co. 6.30%, due 10/15/04.......         126,980
                                                                      ----------

            INSURANCE (0.35%)
  100,000   CNA Financial 6.45%, due 01/15/08...................          99,640
                                                                      ----------

            RETAIL (0.28%)
  75,000    Walmart Stores Inc. 8.625%, due 04/01/01............          80,132
                                                                      ----------

            TECHNOLOGY (0.74%)
  100,000   Motorola Inc. 7.60%, due 01/01/07...................         110,390
  100,000   Rockwell Intl. Corp. 6.625%, due 06/01/05...........         103,773
                                                                      ----------
                                                                         214,163
                                                                      ----------

            TOTAL BONDS
            (Cost $9,023,333)                                          9,263,369
                                                                      ----------

            SHORT TERM INVESTMENTS (4.86%)
1,386,168   Star Treasury Fund
            (Cost $1,386,168)...................................       1,386,168
                                                                      ----------

            TOTAL INVESTMENTS
            (Cost $24,191,106)..................          99.23%      28,329,873
            Other assets less liabilities.......           0.77%         219,448
                                                         -------     -----------
            TOTAL NET ASSETS                             100.00%     $28,549,321
                                                         =======     ===========



* Non-income Producing

                       SEE NOTES TO FINANCIAL STATEMENTS.                 Page 3

                      CHACONIA INCOME & GROWTH FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1998
                                   (UNAUDITED)



ASSETS
        Investments in securities, at value
                (cost $24,191,106) .............................     $28,329,873
        Dividends and interest receivable ......................         174,334
        Receivable for fund shares sold ........................         193,571
        Receivable for securities sold .........................         238,939
        Other assets ...........................................           2,701
                                                                     -----------
        Total assets ...........................................      28,939,418
                                                                     -----------

LIABILITIES
        Payable for fund shares redeemed .......................          54,438
        Accrued adviser fee ....................................          32,043
        Accrued distribution fee ...............................          32,713
        Accrued legal fee ......................................          12,672
        Payable for securities purchased .......................         239,158
        Other accrued expenses .................................          19,073
                                                                     -----------
        Total liabilities ......................................         390,097
                                                                     -----------

        Net Assets .............................................     $28,549,321
                                                                     ===========

NET ASSETS CONSIST OF:
        Capital stock, $.01 par value; 4,000,000
                shares authorized; 2,285,386 shares
                outstanding ....................................     $24,300,320
        Undsitributed net investment income ....................         104,225
        Undistributed net realized gains .......................           6,009
        Net unrealized appreciation on investments .............       4,138,767
                                                                     -----------
            Net Assets .........................................     $28,549,321
                                                                     ===========

        Net asset value, redemption and offering
                price per share ($28,549,321/2,265,386) ........     $     12.60
                                                                     ===========




                      CHACONIA INCOME & GROWTH FUND, INC.
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                  (UNAUDITED)


INVESTMENT INCOME:
        Dividends ..........................................          $  117,693
        Interest ...........................................             261,614
                                                                     -----------
        Total Investment Income ............................             379,307
                                                                     -----------

EXPENSES:
        Adviser fees .......................................              66,319
        Distribution fees ..................................              58,609
        Administrative fees ................................              34,735
        Legal fees .........................................              25,000
        Transfer agent fees ................................              21,542
        Printing expense ...................................              14,939
        Accounting services ................................              14,405
        Custody fees .......................................               7,736
        Audit fees .........................................               7,262
        Other expenses .....................................               2,062
                                                                     -----------
        Total expenses .....................................             252,609
                                                                     -----------

        Net investment income ..............................             126,698
                                                                     -----------

NET REALIZED AND UNREALIZED GAINS
ON INVESTMENTS
Net realized gains on investments ..........................              21,264
Net increase in unrealized appreciation
        on investments .....................................           1,995,299
                                                                     -----------

Net gains on investments ...................................           2,016,563
                                                                     -----------
Net increase in net assets resulting
        from operations ....................................          $2,143,261
                                                                     ===========


Page 4                      SEE NOTES TO FINANCIAL STATEMENTS.

                       CHACONIA INCOME & GROWTH FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                     FOR THE
                                                 SIX MONTHS ENDED      FOR THE
                                                   JUNE 30, 1998     YEAR ENDED
                                                    (UNAUDITED)    DEC. 31, 1997
                                                     ----------    -------------

OPERATIONS:
Net investment income ..........................   $    126,698    $    134,971
Net realized gain from investment
        transactions ...........................         21,264       1,436,330
Net increase in unrealized
        appreciation on investments ............      1,986,299         821,989
                                                   ------------    ------------
Net increase in net assets
        resulting from operations ..............      2,143,261       2,393,290
                                                   ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividend from net
        investment income ......................              0        (132,533)
Distribution from net realized gains
        on investments .........................              0      (1,413,688)
Change in net assets derived from
        investment activities ..................              0      (1,546,221)
                                                   ------------    ------------

FUND SHARE TRANSACTIONS:
Proceeds from shares sold ......................      9,540,107       8,179,528
Dividends reinvested ...........................              0       1,421,178
Payment for shares redeemed ....................     (1,633,965)     (2,079,887)
                                                   ------------    ------------
Net increase in net assets
        from fund share transactions ...........      7,906,142       7,520,819
                                                   ------------    ------------
Net increase in net assets .....................     10,049,403       8,367,888

NET ASSETS, BEGINNING
        OF PERIOD ..............................     18,499,918      10,132,030
                                                   ------------    ------------

NET ASSETS, END OF PERIOD ......................   $ 28,549,321    $ 18,499,918
                                                   ============    ============


                       SEE NOTES TO FINANCIAL STATEMENTS.


                       CHACONIA INCOME & GROWTH FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)



1. ORGANIZATION
Chaconia Income & Growth Fund, Inc. (the "Fund") is organized as a Maryland Corporation, incorporated on October 24, 1990, and registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations on May 11, 1993.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
 A. SECURITY VALUATION - Securities traded on national securities exchanges are valued at the last sales price. Over-the-counter securities and listed securities for which no sales price is available are valued at the mean between the latest bid and asked prices. Short-term securities which mature in 60 days or less are valued at cost, which, when combined with accrued interest receivable, approximates value.
B. SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.
C. FEDERAL INCOME TAX STATUS - No provision for federal income taxes is required since the Fund intends to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.
D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to shareholders on the ex-dividend date.
E. OTHER - The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

3. INVESTMENT TRANSACTIONS:
Investment transactions, excluding short-term investments, for the six months ended June 30, 1998 were as follows:
               Purchases.................... $10,419,284
               Sales........................ $ 2,531,443

At June 30, 1998, the cost of securities for federal income tax purposes was $24,191,106. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,280.046 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $141,279.

4. INVESTMENT MANAGEMENT AGREEMENT:
The Fund has an investment advisory and management agreement with Invesco Capital Management, Inc. ("Adviser"). Under this agreement, the Adviser provides the Fund with investment advisory and management services for which the Fund pays a fee at an annual rate of the greater of $50,000 or 0.75% of the portion of the daily net assets not exceeding $10 million; 0.50% of the portion of the daily net assets exceeding $10 million but not exceeding $20 million and 0.25% of the portion of the daily net assets exceeding $20 million.

5. DISTRIBUTION FEES:
The Board of Directors has adopted a Distribution Plan applicable to the Fund under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. Pursuant to the Plan, registered broker-dealers and qualified recipients will be reimbursed by the Fund for distribution expenditures up to a limit of 0.50% of 1% on an annual basis of the Fund's average daily net assets.

6. FUND SHARE TRANSACTIONS:
At June 30, 1998, there were 4,000,000 shares authorized at $.01 par value.

                                                 FOR THE
                                             SIX MONTHS ENDED     FOR THE
                                              JUNE 30, 1998      YEAR ENDED
                                               (UNAUDITED)     DEC. 31, 1997
                                               -----------     -------------

                  Shares sold ................     786,755         694,294
                  Dividend reinvestment.......           0         123,904
                  Shares repurchased..........    (134,547)       (175,544)
                                                 ---------        --------
                                                   652,208        (642,654)
                                                 =========        ========


================================================================================


                              FINANCIAL HIGHLIGHTS



                                                                                                                    FOR THE PERIOD
                                                                                                                     MAY 11, 1993
                                                  FOR THE SIX                                                        (COMMENCEMENT
                                                 MONTHS ENDED    FOR THE        FOR THE         FOR THE     FOR THE  OF OPERATIONS)
                                                JUNE 30, 1998   YEAR ENDED,    YEAR ENDED,    YEAR ENDED,  YEAR ENDED    THROUGH
                                                 UNAUDITED       DEC. 31,       DEC. 31,        DEC. 31,    DEC. 31,      DEC. 31,
                                                                   1997           1996            1995        1994         1993
                                                ------------------------------------------------------------------------------------


Net asset value, beginning of period ..........   $    11.47   $    10.44   $    12.13   $     9.94    $  10.20    $     10.00
                                                  ----------   ----------   ----------   ----------    --------    -----------
Income from investment operations
Net investment income .........................         0.07         0.08         0.13         0.24        0.13           0.03
Net realized and unrealized gains (losses)
        on investments ........................         1.06         2.00         0.55         2.47       (0.13)          0.21
                                                  ----------   ----------   ----------   ----------    --------    -----------
Total from investment operations ..............         1.13         2.08         0.68         2.71        0.00           0.24
                                                  ----------   ----------   ----------   ----------    --------    -----------
Less distributions
Dividend from net investment income ...........         0.00        (0.09)       (0.17)       (0.23)      (0.13)         (0.04)
Distribution in excess of net investment income         0.00         0.00        (0.01)        0.00+       0.00+          0.00+
Distribution from realized gains ..............         0.00        (0.96)       (2.15)       (0.28)      (0.13)          0.00+
Distribution in excess of net realized gains on
        investments ...........................         0.00         0.00        (0.04)        0.00        0.00           0.00
                                                  ----------   ----------   ----------   ----------    --------    -----------
Total dividends and distributions .............         0.00        (1.05)       (2.37)       (0.51)      (0.26)         (0.04)
                                                  ----------   ----------   ----------   ----------    --------    -----------
Net asset value, end of period ................   $    12.50   $    11.47   $    10.44   $    12.13    $   9.94    $     10 20
                                                  ----------   ----------   ----------   ----------    --------    -----------
Total return ..................................       20.66%*      19.98%        5.61%       27.16%       0.00%          2.40%
                                                  ==========   ==========   ==========   ==========    ========    ===========
Ratios/Supplemental Data
Net assets, end of period (in thousands) ......   $   28,549   $   18,500   $   10,132   $   17,809    $ 12,315    $    12,105
Ratios to Average Net Assets:
        Expenses ..............................        2.15%*       2.55%        2.84%        2.37%       2.87%          2.73%*
        Net investment income .................        1.08%*       0.88%        1.03%        2.09%       1.25%          0.53%*
        Portfolio turnover rate ...............       11.38%       35.04%       72.91%       26.23%      40.13%          0.55%

* Annualized.
+ Less than $.01 per share



Page 6                                  SEE NOTES TO FINANCIAL STATEMENTS.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                    THE CHACONIA INCOME & GROWTH FUND, INC.

                                                                 August 21, 1998

Dear Shareholder,

Enclosed please find the unaudited financial statements for the six-month period ended June 30,1998.

The Chaconia Income and Growth Fund ("Fund") continues to adhere strictly to a conservative policy of investing in higher quality securities, which are expected to produce a competitive total return by way of current income and capital appreciation. The Fund is properly structured so as to enable it to continue to achieve its investment objectives in the ensuing quarters.

We appreciate your investment in the Fund and look forward to providing you with more detailed information at the end of the year.

If you have any questions, please contact the Fund at 1-800-368-3322.

Yours sincerely,



/S/
-------------------
Mrs. Judy Y. Chang
Chairman



/S/
-----------------
Mr. Clarry Benn
President



                                                                          Page 7